Goodwill (Details)	1 Months Ended
Feb. 28, 2021
Disclosure of goodwill [text block] [Abstract]
Market capitalization, description	the market capitalization of the Group exceeded the value of equity by ZAR17.0 billion (2020: ZAR5.9 billion).